ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accrued Liabilities
NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities as of December 31, 2017 , 2016 and 2015, consisted of the following:

In Thousands of US Dollars
Description	2017	2016	2015
Accounts payable	$2,017	$1,142	$1,840
Accrued liabilities:
Payroll related liabilities	213	212	209
Other accrued liabilities	-	14	202
Total accounts payable and accrued liabilities	$2,230	$1,368	$2,251